Schedule of Fair Value Hierarchy Valuation Inputs (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 1,601	$ 4,210		$ 2,843	$ 12,854
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, related party	8	78		10,548
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration				2,400
Total Liabilities	1,601	4,210	$ 842	2,843
Fair Value, Inputs, Level 3 [Member] | 2023 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		3,470
Fair Value, Inputs, Level 3 [Member] | 2022 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		328		1,129
Fair Value, Inputs, Level 3 [Member] | 2022 Inducement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - 2022 Inducement Warrants	156	412		$ 1,714
Fair Value, Inputs, Level 3 [Member] | 2022 Purchase Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	125	328
Fair Value, Inputs, Level 3 [Member] | 2023 Purchase Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 1,320	$ 3,470